Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables [Line Items]
Gross trade receivables, external	$ 152,405	$ 126,716
Trade receivables - related parties	37,844	61,026
Net trade receivables	190,249	187,742
Not overdue
Trade Receivables [Line Items]
Gross trade receivables, external	94,490	63,427
Trade receivables - related parties	13,901	52,313
Net trade receivables	108,391	115,740
1-30 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external	47,393	49,670
Trade receivables - related parties	1,051	7,474
Net trade receivables	48,444	57,144
30-90 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external	7,482	7,842
Trade receivables - related parties	99	1,204
Net trade receivables	7,581	9,046
>90 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external	3,040	5,777
Trade receivables - related parties	22,793	35
Net trade receivables	$ 25,833	$ 5,812